Warrants	3 Months Ended
Aug. 31, 2025
Warrants
Warrants

Note 5. Warrants

Warrants

Warrant activity is presented in the table below:

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for share data and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2025	213,128	$0.27	3.71	$27,923
Granted	—	$—
Exercised	(33)	$0.09		7
Forfeited, expired, and cancelled	(105)	$3.07
Warrants outstanding at August 31, 2025	212,990	$0.26	3.46	$18,990
Warrants outstanding and exercisable at August 31, 2025	212,990	$0.26	3.46	$18,990

Warrant exercises

During the three months ended August 31, 2025, the Company issued approximately 23.1 thousand shares of common stock in connection with the cashless exercise of approximately 32.5 thousand warrants with stated exercise prices of $0.09387 per share.